SCHEDULE OF PATENTS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 274,700	$ 274,700	$ 198,200
Total patents	274,700	274,700	198,200
Less: accumulated amortization	(1,401)	(1,099)	(287)
TOTAL PATENTS	$ 273,299	$ 273,601	$ 197,913